Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 17,698	$ 11,129	$ 26,529
Accounts receivable		904	254
Inventory	8,288	8,238	5,557
Deposits on purchased inventory	4,225	2,798	2,319
Deferred cost of revenue	8,540	4,712
Prepaid expenses and other current assets	1,012	626	277
Total current assets	39,763	28,407	34,936
Property and equipment, net	3,498	2,931	1,786
Restricted cash	553	1,053	453
Intangible assets, net	181	264	431
Deferred offering costs	532	1,419	0
Other assets	31	31	59
TOTAL ASSETS	44,558	34,105	37,665
Current liabilities:
Notes payable	240	240	240
Accounts payable	4,195	6,134	2,346
Accrued liabilities	4,588	4,436	4,048
Customer deposits	8,140	6,100	2,853
Deferred revenue, current portion	9,830	7,361	425
Long-term debt, current portion		5,493
Total current liabilities	26,993	29,764	9,912
Deferred revenue, net of current portion			128
Long-term debt, net of current portion	27,386	9,149	14,384
Convertible preferred stock warrant liability	87	138	158
Other long-term liabilities	347	567	196
TOTAL LIABILITIES	$ 54,813	$ 39,618	$ 24,778
Commitments and contingencies
Convertible preferred stock	$ 160,839	$ 145,110	$ 130,037
Stockholders' deficit:
Common stock	9	9	9
Additional paid-in capital	1,572	1,414	1,096
Accumulated deficit	(172,675)	(152,046)	(118,255)
TOTAL STOCKHOLDERS' DEFICIT	(171,094)	(150,623)	(117,150)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	$ 44,558	$ 34,105	$ 37,665